Financial Instruments - VaR by Risk Factor (Detail) - CAD ($) $ in Millions		Jan. 31, 2025	Oct. 31, 2024	Jan. 31, 2024
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		$ 14.3	$ 12.5	$ 19.3
Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	[1]	8.6	7.3	9.6
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		17.2	17.5	7.8
Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		4.5	5.4	4.8
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		1.3	2.9	5.2
Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		3.1	2.8	3.4
Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	[1]		3.6	4.0
Risk diversification effect [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		(9.3)	(15.0)	(18.2)
Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		13.9	$ 12.1	$ 18.5
Weighted average [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		17.4
Weighted average [member] | Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	[1]	8.0
Weighted average [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		21.8
Weighted average [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		5.7
Weighted average [member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		2.6
Weighted average [member] | Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		2.8
Weighted average [member] | Risk diversification effect [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		(11.4)
Weighted average [member] | Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		17.1
Top of range [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		22.2
Top of range [member] | Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	[1]	11.1
Top of range [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		28.5
Top of range [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		9.6
Top of range [member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		5.9
Top of range [member] | Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		3.5
Top of range [member] | Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		21.6
Bottom of range [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		10.4
Bottom of range [member] | Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	[1]	6.6
Bottom of range [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		14.5
Bottom of range [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		4.2
Bottom of range [member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		1.0
Bottom of range [member] | Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		2.3
Bottom of range [member] | Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		$ 10.6

[1]	Effective November 1, 2024, credit spread VaR also captures issuer-specific credit spread volatility which was previously included in debt specific VaR.